Share-Based Compensation - Schedule of Unvested Restricted Stock Unvested (Details) - Successor [Member] - Restricted Stock Units (RSUs) [Member]	3 Months Ended
Mar. 31, 2019 $ / shares shares
Number of Restricted Shares, Unvested, Beginning Balance	760
Number of Restricted Shares, Granted
Number of Restricted Shares, Vested
Number of Restricted Shares, Forfeited
Number of Restricted Shares, Unvested, Ending Balance	760
Weighted Average Grant Date Fair Value per Share, Unvested, Beginning Balance | $ / shares	$ 11.12
Weighted Average Grant Date Fair Value per Share, Unvested, Ending Balance | $ / shares	$ 11.12